Related parties (Tables)	6 Months Ended
Jun. 30, 2018
Related parties
Schedule of related party transactions

Millions of euros
06-30-2018
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total

Expenses:
Finance costs	—	—	1	1	2
Management or cooperation agreements	—	—	—	—	—
R&D transfers and licensing agreements	—	—	—	—	—
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of goods (finished or in progress)	—	—	—	—	—
Valuation adjustments for uncollectible or doubtful debts	—	—	—	—	—
Losses on derecognition or disposal of assets	—	—	—	—	—
Other expenses	—	—	47	—	47
	—	—	48	1	49
Income:
Finance income	—	—	33	6	39
Management or cooperation agreements	—	—	—	—	—
R&D transfers and licensing agreements	—	—	—	—	—
Dividends received	—	—	—	—	—
Leases	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of goods (finished or in progress)	—	—	—	—	—
Gains on derecognition or disposal of assets	—	—	—	—	—
Other income	—	—	437	14	451
	—	—	470	20	490

	Millions of euros
	06-30-2018
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total

Purchases of tangible, intangible or other assets	—	—	—	—	—
Financing agreements: loans and capital contributions (lender)	—	1	614	56	671
Finance leases (lessor)	—	—	—	—	—
Repayment or termination of loans and leases (lessor)	—	—	290	220	510
Sales of tangible, intangible or other assets	—	—	—	—	—
Financing agreements: loans and capital contributions (borrower)	—	6	195	346	547
Finance leases (lessee)	—	—	—	—	—
Repayment or termination of loans and leases (lessee)	—	4	446	11	461
Guarantees provided	—	—	—	31	31
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	352	—	352
Commitments/guarantees cancelled	—	—	278	2	280
Dividends and other distributed profit	—	4	—	18	22
Other transactions	—	—	9	220	229

Millions of euros
06-30-2017
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total

Expenses:
Finance costs	—	—	3	—	3
Management or cooperation agreements	—	—	—	—	—
R&D transfers and licensing agreements	—	—	—	—	—
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of goods (finished or in progress)	—	—	—	—	—
Valuation adjustments for uncollectible or doubtful debts	—	—	—	—	—
Losses on derecognition or disposal of assets	—	—	—	—	—
Other expenses	—	—	9	—	9
	—	—	12	—	12
Income:
Finance income	—	—	26	4	30
Management or cooperation agreements	—	—	—	—	—
R&D transfers and licensing agreements	—	—	—	—	—
Dividends received	—	—	—	—	—
Leases	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of goods (finished or in progress)	—	—	—	—	—
Gains on derecognition or disposal of assets	—	—	—	—	—
Other income	—	—	325	3	328
	—	—	351	7	358

	Millions of euros
	06-30-2017
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total

Purchases of tangible, intangible or other assets	—	—	—	—	—
Financing agreements: loans and capital contributions (lender)	—	—	223	13	236
Finance leases (lessor)	—	—	—	—	—
Repayment or termination of loans and leases (lessor)	—	4	169	24	197
Sales of tangible, intangible or other assets	—	—	—	—	—
Financing agreements: loans and capital contributions (borrower)	—	3	221	46	270
Finance leases (lessee)	—	—	—	—	—
Repayment or termination of loans and leases (lessee)	—	6	263	18	287
Guarantees provided	—	—	—	101	101
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	—	25	25
Commitments/guarantees cancelled	—	1	14	3	18
Dividends and other distributed profit	—	1	—	13	14
Other transactions	—	—	41	5	46